INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Biological assets (Details)	12 Months Ended
	Jun. 30, 2021 USD ($) ha	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Biological assets
Biological assets at beginning of the year	$ 965,728	$ 270,579	$ 0
Initial recognition and changes in the fair value of biological assets	2,826,255	716,741	279,945
Decrease due to harvest / disposals	(22,867,344)	(986,433)	(334,478)
Cost incurred during the year	25,718,762	1,234,733	387,074
Exchange differences	(4,327,563)	(269,892)	(61,962)
Biological assets at year ended June 30	$ 2,315,838	965,728	270,579
Increase in estimated yields (as a percent)	20.00%
Increase in the fair value if estimated yield were to increase	$ 400,000
Soybean
Biological assets
Biological assets at beginning of the year	105,101	237,723	0
Initial recognition and changes in the fair value of biological assets	981,551	198,932	241,707
Decrease due to harvest / disposals	(1,171,276)	(447,132)	(288,791)
Cost incurred during the year	252,504	284,951	339,088
Exchange differences	(113,718)	(169,373)	(54,281)
Biological assets at year ended June 30	54,162	105,101	237,723
Corn
Biological assets
Biological assets at beginning of the year	271,754	32,856	0
Initial recognition and changes in the fair value of biological assets	250,443	252,056	38,238
Decrease due to harvest / disposals	(758,342)	(252,372)	(45,687)
Cost incurred during the year	417,586	314,950	47,986
Exchange differences	(153,795)	(75,736)	(7,681)
Biological assets at year ended June 30	27,646	271,754	32,856
Wheat
Biological assets
Biological assets at beginning of the year	45,639	0	0
Initial recognition and changes in the fair value of biological assets	284,903	202,543	0
Decrease due to harvest / disposals	(484,044)	(227,303)	0
Cost incurred during the year	241,610	87,615	0
Exchange differences	(65,797)	(17,216)	0
Biological assets at year ended June 30	22,311	45,639	0
Barley
Biological assets
Biological assets at beginning of the year	34,050	0	0
Initial recognition and changes in the fair value of biological assets	35,847	63,210	0
Decrease due to harvest / disposals	(87,065)	(59,626)	0
Cost incurred during the year	37,115	38,033	0
Exchange differences	(16,876)	(7,567)	0
Biological assets at year ended June 30	3,071	34,050	0
HB4 Soy
Biological assets
Initial recognition and changes in the fair value of biological assets	741,799
Decrease due to harvest / disposals	(15,634,174)
Cost incurred during the year	17,716,018
Exchange differences	(2,823,643)
HB4 Wheat
Biological assets
Biological assets at beginning of the year	509,184	0
Initial recognition and changes in the fair value of biological assets	531,712	0
Decrease due to harvest / disposals	(4,732,443)	0
Cost incurred during the year	7,053,929	509,184
Exchange differences	(1,153,734)	0
Biological assets at year ended June 30	2,208,648	$ 509,184	$ 0
Hb4 Program
Biological assets
Contributed goods	$ 8,300,000
Contributed goods weighted average gross margin (as a percent)	43.00%
Number of Hectares for Contributed Goods | ha	80,000
Joint operation in producing grain crops | Rizobacte Argentina and Espartina
Biological assets
In-kind contributions	$ 700,000